Advances to Equity-Accounted Joint Ventures (Details) - USD ($)	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Yamal LNG Joint Venture
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership in joint venture	50.00%
Advances to equity accounted joint venture partner	$ 195,000,000	$ 146,700,000
Interest receivable on advances to equity accounted joint ventures		9,400,000
Yamal LNG Joint Venture | China LNG
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership in joint venture	50.00%
Exmar LPG BVBA
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership in joint venture	50.00%
Advances to equity accounted joint venture partner	$ 52,300,000	52,300,000
Interest receivable on advances to equity accounted joint ventures	$ 0	1,100,000
Exmar LPG BVBA | LIBOR
Investments in and Advances to Affiliates [Line Items]
Variable interest rate on debt	0.50%
Exmar LPG BVBA | Exmar
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership in joint venture	50.00%
Bahrain LNG Joint Venture
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership in joint venture	30.00%
Advances to equity accounted joint venture partner	$ 79,100,000	62,900,000
Interest receivable on advances to equity accounted joint ventures	$ 100,000	$ 100,000
Bahrain LNG Joint Venture | Nogaholding
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership in joint venture by noncontrolling owners	30.00%
Bahrain LNG Joint Venture | Gulf Investment Corporation
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership in joint venture by noncontrolling owners	24.00%
Bahrain LNG Joint Venture | Samsung C&T
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership in joint venture by noncontrolling owners	16.00%